UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2013




[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA CORNERSTONE MODERATE FUND]

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        SEMIANNUAL REPORT
        USAA CORNERSTONE MODERATE FUND
        NOVEMBER 30, 2013

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PRESIDENT'S MESSAGE

"IT IS IMPORTANT TO OWN A VARIETY OF
INVESTMENTS THAT TEND TO PERFORM                   [PHOTO OF DANIEL S. McNAMARA]
DIFFERENTLY IN DIFFERENT ENVIRONMENTS."

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DECEMBER 2013

As experienced investors know, major moves in an asset class can happen quickly. This was the case during the reporting period for both stocks and bonds. For stocks, it was essentially a tale of two markets. In the first half of the period, global stocks retreated on hints from Federal Reserve (the Fed) Chairman Ben Bernanke that the Fed might begin tapering (or reducing) its quantitative easing (QE) asset purchases. (Through QE, the Fed was buying $85 billion in U.S. Treasury securities and mortgage-backed securities every month in order to push down long-term interest rates and stimulate economic growth and it recently signaled that it will reduce this amount to $75 billion every month.) Overall, for the period between May 31, 2013, and September 5, 2013, international stocks (which exclude the United States and Europe) and European stocks gained about 3%, while U.S. stocks returned approximately 2%. Emerging market stocks declined.

Global stocks reversed direction in the second half of the reporting period, rallying strongly after the Fed delayed the inevitable taper. Between September 6, 2013, and November 29, 2013, European stocks gained more than 10%, outperforming U.S. and international stocks -- both of which advanced nearly a still-respectable 10% -- and emerging markets stocks, which recorded a return of about 8%. Varied performance, such as this, is an important reminder of the benefits of diversification: it is important to own a variety of investments that tend to perform differently in different environments.

In the bond market, longer-term interest rates rose on expectations of a reduction in the Fed's asset purchases. Bond prices, which move in the opposite direction of interest rates, declined. The increase in rates was most pronounced in the longer end of the yield curve -- in five-year, 10-year and 30-year maturities. For fixed-income investors, it was a mixed blessing. Higher rates meant a decrease in principal value. On the other hand, lower prices mean investors have the opportunity to reinvest at higher rates and earn more on any new investments. Meanwhile, short-term interest rates remained anchored near zero. The Fed has said it will keep the targeted federal funds rate between 0% and 0.25% as long as unemployment is above 6.5% and inflation remains below 2.5%.

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

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Looking ahead, I expect the Fed to continue its asset purchases for the foreseeable future. Janet Yellen, who has been nominated to succeed Bernanke, said this past November that she supports the continuation of the Fed's accommodative monetary policies. Yellen also told the Senate Banking Committee that the Fed would eventually have to begin tapering (which it subsequently stated it will do). However, I believe that the Fed will continue asset purchases, as the U.S. economy remains fragile.

As the Fed starts to taper its asset purchases, longer-term interest rates will probably increase. Though gradually rising rates can be a headwind for investors, fixed-income investing is not an all-or-none scenario. I believe that bonds continue to have a place in a diversified portfolio, in part because of the income they provide. Furthermore, the bond market is not one market but is actually a market of many different types of bonds, including U.S. Treasuries, mortgage-backed securities, investment-grade bonds, high-yield bonds, municipal securities, and more. Many of these fixed-income asset classes performed differently (some better and some worse than U.S. Treasuries) during the reporting period.

Meanwhile, equity valuations have risen faster than fundamentals. I believe valuations will continue to rise if economic growth accelerates and profit margins can maintain their current levels. If growth stalls or decelerates and profit margins decrease, earnings may disappoint and stocks may trim their gains.

Precious metals, like fixed-income securities, underperformed during the reporting period. The underperformance, in my view, was driven by concern that Fed tapering would be stronger than expected, which could lead to a rally in the U.S. dollar and reduce the need for inflation protection. Precious metals are typically used as a long-term inflation hedge. Exposure to gold and other precious metals and minerals may enhance overall portfolio diversification.

In the months ahead, rest assured that we will continue to monitor the financial markets as well as Congressional budget negotiations, Fed policy, economic trends, corporate earnings, and other factors that potentially could affect the performance of your investments. On behalf of everyone at USAA Asset Management Company, thank for your continued investment in our family of no-load mutual funds.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o As interest rates rise, bond prices fall o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.
o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License
# 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Portfolio of Investments                                                 11

    Notes to Portfolio of Investments                                        26

    Financial Statements                                                     30

    Notes to Financial Statements                                            33

EXPENSE EXAMPLE                                                              49

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2014, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA CORNERSTONE MODERATE FUND (THE FUND) SEEKS HIGH TOTAL RETURN.

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TYPES OF INVESTMENTS

The Fund invests in equity securities, bonds, money market instruments and other instruments. The Fund will have a target asset class allocation of approximately 50% equity securities and 50% fixed-income securities. The actual asset class allocation can deviate from time to time from these targets as market conditions warrant. The implementation of the asset allocation may involve the extensive use of equity and fixed-income exchange-traded funds (ETFs). The Fund may invest in investment-grade and below-investment-grade securities.

The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund's volatility over time and enhance the Fund's return and diversification.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company

    JOHN P. TOOHEY, CFA                              ARNOLD J. ESPE, CFA
    WASIF A. LATIF                                   DAN DENBOW, CFA

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o HOW DID THE USAA CORNERSTONE MODERATE FUND (THE FUND) PERFORM DURING THE
  REPORTING PERIOD?

  The Fund returned 4.20% during the reporting period ended November 30, 2013. This compares to returns of 7.15% for the Lipper Balanced Funds Index, 12.60% for the Russell 3000(R) Index, and -0.56% for the Barclays U.S. Aggregate Bond Index.

o WHAT SPECIFIC ELEMENTS OF YOUR POSITIONING HELPED PERFORMANCE?

  Our domestic equity allocation made a positive contribution to performance. The U.S. equity market delivered strong returns as growing optimism about the economic outlook helped fuel investors' appetite for risk. The Fund's equity weighting is higher than that of the Lipper peer group, which was a positive for performance at a time of robust stock market returns.

  Our equity allocation is diversified among individual large-cap U.S. stocks and exchange-traded funds (ETFs) that provide exposure to domestic mid- and small-cap stocks.

  Refer to page 8 for benchmark definitions.

  PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA CORNERSTONE MODERATE FUND

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  The Fund's large-cap portfolio, which emphasizes stocks with attractive valuations and improving fundamentals, finished with a positive return and robust relative performance versus the broader U.S. equity market. While our focus on high-quality stocks would typically be a headwind in a momentum-driven market, our strong individual stock selection helped the large-cap portfolio to outperform. In addition, our allocations to both mid- and small-cap stocks enabled us to capitalize on the strong, relative performance of these asset classes.

  The non-U.S. equity portion of the Fund also delivered positive returns. Our holdings in ETFs that invest in the developed overseas markets performed particularly well due in part to the signs of recovery in Europe's economy and the aggressive policies of Japan's central bank. Our allocation to the emerging markets -- which includes both broad-based and ETFs linked to individual countries where we see the potential for outperformance -- also produced a gain, albeit a more modest one than our positions in the developed markets. During the reporting period, investors reacted negatively to the prospect of the U.S. Federal Reserve (the Fed) "tapering" (or reducing) the bond-buying program known as "quantitative easing" which caused emerging markets stocks to lag as well as weaker-than-expected growth in key markets such as Brazil, China, and India.

  During the reporting period, the U.S. investment-grade bond market experienced poor performance under the threat of a possible tapering by the Fed. While the Fed kept the policy intact through the close of the reporting period, the potential for a withdrawal of support led to a sell-off in intermediate- and long-term investment-grade bonds. Shortly after the reporting period ended, the Fed signaled that it will begin tapering its bond-buying program from $85 billion per month to $75 billion per month.

  Our bond portfolio delivered a positive performance in the past six months, which helped mitigate the impact of broader bond-market weakness. We continued to construct the portfolio on a bond-by-bond basis using fundamental credit research, with a focus on higher-yielding securities in the investment-grade corporate bond

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

  and commercial mortgage-backed securities sectors. Within the corporate segment, we held an overweight -- or above-market weighting -- in bonds issued by banks and insurance companies, which continued to work well. In addition, we maintained a below-average duration (to reduce interest-rate sensitivity) in order to protect the portfolio against the potential for market volatility, particularly among longer-term bonds. This defensive approach aided performance in the difficult market environment of the past six months.

  The Fund has a modest allocation to high-yield bonds. This asset class tends to have a lower sensitivity to interest-rate risk than the investment-grade segment of the market, which was a positive during the reporting period. High-yield bonds also were helped by stronger economic growth and investors' continued preference for income-producing securities.

o WHAT ELEMENTS OF YOUR POSITIONING HURT PERFORMANCE?

  Our allocation to gold and precious metals stocks was the weakest segment of the portfolio. The price of gold weakened in an environment of low inflation and positive investor sentiment, and gold stocks lagged even more significantly due to their contracting profit margins and weak earnings results.

  Although our precious metals allocation lagged considerably in the past six months, it's important to keep in mind that we construct the portfolio to deliver strong risk-adjusted returns over the ups and downs of the markets rather than trying to maximize short-term performance. We believe it's essential to maintain this diversified approach rather than overreacting when some elements of the portfolio aren't working.

  The Fund's option hedging strategy -- which is designed to help cushion the impact of large stock market sell-offs -- also detracted from performance, as is typically the case during sizeable rallies. On a longer-term basis, however, we view the hedging strategy as a way to help mitigate against sharp declines in equity markets during the inevitable periods of elevated volatility.

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4  | USAA CORNERSTONE MODERATE FUND

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o WHAT IS YOUR OUTLOOK FOR THE FINANCIAL MARKETS AS WE MOVE INTO 2014?

  As we look ahead to 2014, we foresee an environment in which financial-market performance may be somewhat more muted. Developed-market stocks are more richly valued, and yields on long-term bonds are likely to trend higher over time. What's more, we anticipate a high level of market uncertainty stemming from shifting expectations for the country's fiscal and monetary policies.

  Accordingly, we are closely monitoring economic data to assess whether the recent uptick in economic indicators is a sign that the U.S. economy is about to achieve "escape velocity." If growth does indeed pick up, that would represent a strong indication that corporate sales growth can accelerate from its current low level. This is critical for equities, since market performance has run far ahead of earnings growth in 2013 -- indicating that expanding valuations has been the key driver of performance. It's, therefore, likely that investors will soon need to see an improvement in revenues for equities to maintain their upward trajectory.

  Our approach to this potentially challenging backdrop is to emphasize fundamentals and valuations as the basis for determining the Fund's optimal asset allocation. We seek to construct a portfolio that is truly diversified in that it is positioned to capitalize on a wide range of potential outcomes regarding global growth, central bank policy, and inflation. We believe this nimble approach -- and not one that simply seeks to "ride the wave" of accommodative central bank policies -- will be critical to generating outperformance in the year ahead.

  Thank you for your investment in the Fund.

  Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities. o As interest rates rise, bond prices fall. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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INVESTMENT OVERVIEW

USAA CORNERSTONE MODERATE FUND (THE FUND) (Ticker Symbol: USBSX)

--------------------------------------------------------------------------------
                                           11/30/13                   5/31/13
--------------------------------------------------------------------------------
Net Assets                             $1,003.0 Million           $944.8 Million
Net Asset Value Per Share                   $14.90                    $14.49

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/13
--------------------------------------------------------------------------------
   5/31/13-11/30/13*            1 Year            5 Years            10 Years
         4.20%                  10.64%             13.66%              4.97%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/13
--------------------------------------------------------------------------------
   1 Year                           5 Years                          10 Years
   10.85%                            12.82%                            5.45%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 5/31/13**
--------------------------------------------------------------------------------
   Before Reimbursement      1.38%             After Reimbursement      1.08%

               (includes acquired fund fees and expenses of 0.08%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Funds' prospectus dated October 1, 2013, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through October 1, 2014, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Trust's Board of Trustees and may be changed or terminated by the Manager at any time after October 1, 2014. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

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6  | USAA CORNERSTONE MODERATE FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    LIPPER BALANCED     USAA CORNERSTONE         BARCLAYS U.S.
             RUSSELL 3000 INDEX       FUNDS INDEX         MODERATE FUND      AGGREGATE BOND INDEX
11/30/03         $10,000.00            $10,000.00          $10,000.00             $10,000.00
12/31/03          10,457.40             10,358.31           10,282.10              10,101.76
01/31/04          10,675.55             10,512.98           10,394.24              10,183.04
02/29/04          10,819.37             10,656.26           10,534.42              10,293.26
03/31/04          10,690.94             10,605.43           10,454.67              10,370.34
04/30/04          10,469.89             10,382.55           10,264.84              10,100.54
05/31/04          10,622.05             10,428.39           10,335.15              10,060.08
06/30/04          10,833.16             10,591.44           10,537.86              10,116.94
07/31/04          10,423.50             10,392.04           10,276.88              10,217.22
08/31/04          10,466.43             10,455.26           10,290.99              10,412.11
09/30/04          10,627.32             10,610.58           10,412.43              10,440.37
10/31/04          10,801.86             10,725.32           10,504.45              10,527.92
11/30/04          11,304.00             11,014.23           10,808.83              10,443.94
12/31/04          11,706.78             11,289.17           11,110.45              10,540.04
01/31/05          11,394.97             11,143.74           10,959.44              10,606.22
02/28/05          11,645.81             11,301.40           11,074.50              10,543.61
03/31/05          11,448.84             11,145.80           10,939.78              10,489.46
04/30/05          11,200.09             11,011.86           10,831.46              10,631.42
05/31/05          11,624.48             11,264.37           11,127.52              10,746.44
06/30/05          11,705.68             11,345.32           11,182.90              10,805.04
07/31/05          12,185.91             11,597.43           11,443.98              10,706.68
08/31/05          12,069.74             11,630.98           11,487.50              10,843.93
09/30/05          12,175.34             11,677.09           11,494.34              10,732.23
10/31/05          11,947.31             11,493.74           11,261.25              10,647.29
11/30/05          12,412.06             11,772.78           11,530.76              10,694.38
12/31/05          12,423.20             11,875.90           11,594.17              10,796.06
01/31/06          12,838.27             12,159.39           11,793.68              10,796.67
02/28/06          12,861.10             12,144.18           11,762.98              10,832.51
03/31/06          13,083.41             12,262.43           11,801.93              10,726.21
04/30/06          13,225.35             12,396.13           11,871.40              10,706.76
05/31/06          12,801.92             12,150.35           11,554.93              10,695.34
06/30/06          12,824.58             12,143.08           11,575.69              10,718.01
07/31/06          12,812.57             12,199.76           11,544.61              10,862.94
08/31/06          13,126.00             12,434.39           11,699.99              11,029.24
09/30/06          13,419.83             12,613.63           11,943.11              11,126.12
10/31/06          13,902.91             12,907.49           12,177.45              11,199.71
11/30/06          14,205.41             13,156.13           12,364.91              11,329.64
12/31/06          14,375.53             13,253.42           12,448.56              11,263.89
01/31/07          14,649.15             13,396.36           12,640.98              11,259.27
02/28/07          14,408.85             13,345.23           12,582.42              11,432.89
03/31/07          14,558.82             13,459.73           12,658.73              11,433.24
04/30/07          15,140.40             13,846.85           12,978.35              11,494.89
05/31/07          15,692.15             14,144.37           13,205.45              11,407.78
06/30/07          15,398.26             14,012.22           13,074.24              11,374.03
07/31/07          14,873.14             13,773.36           12,778.25              11,468.90
08/31/07          15,086.63             13,884.70           12,896.65              11,609.47
09/30/07          15,636.65             14,276.96           13,205.51              11,697.54
10/31/07          15,923.49             14,528.02           13,435.09              11,802.62
11/30/07          15,206.63             14,187.43           13,018.44              12,014.87
12/31/07          15,114.61             14,118.51           12,909.73              12,048.62
01/31/08          14,198.49             13,651.77           12,513.34              12,251.01
02/29/08          13,757.49             13,474.15           12,279.11              12,268.02
03/31/08          13,675.98             13,371.18           12,129.50              12,309.87
04/30/08          14,359.90             13,814.47           12,455.86              12,284.15
05/31/08          14,654.09             13,967.07           12,700.62              12,194.07
06/30/08          13,444.82             13,228.66           11,987.94              12,184.22
07/31/08          13,337.59             13,061.12           11,777.79              12,174.27
08/31/08          13,544.74             13,110.78           11,814.33              12,289.82
09/30/08          12,271.21             12,120.25           10,800.32              12,124.74
10/31/08          10,094.79             10,566.88            9,170.61              11,838.55
11/30/08           9,297.91             10,085.49            8,562.92              12,223.89
12/31/08           9,475.79             10,422.96            8,719.32              12,679.96
01/31/09           8,680.58              9,940.49            8,216.28              12,568.08
02/28/09           7,771.24              9,297.51            7,536.25              12,520.64
03/31/09           8,451.95              9,814.62            7,923.99              12,694.69
04/30/09           9,341.38             10,490.67            8,612.62              12,755.38
05/31/09           9,839.81             11,016.97            9,499.35              12,847.90
06/30/09           9,873.33             11,043.28            9,740.96              12,920.98
07/31/09          10,641.83             11,706.80           10,285.31              13,129.39
08/31/09          11,022.09             12,020.09           10,676.86              13,265.34
09/30/09          11,483.87             12,404.43           11,249.76              13,404.69
10/31/09          11,188.51             12,259.40           11,278.70              13,470.87
11/30/09          11,824.28             12,715.77           11,616.39              13,645.27
12/31/09          12,161.24             12,856.99           11,861.06              13,431.98
01/31/10          11,722.86             12,637.11           11,792.83              13,637.16
02/28/10          12,120.28             12,861.88           12,007.25              13,688.09
03/31/10          12,884.18             13,351.04           12,463.37              13,671.26
04/30/10          13,162.23             13,514.90           12,679.44              13,813.57
05/31/10          12,122.45             12,823.85           12,041.05              13,929.81
06/30/10          11,425.56             12,515.48           11,735.97              14,148.25
07/31/10          12,218.75             13,122.65           12,271.68              14,299.20
08/31/10          11,643.58             12,840.41           12,043.51              14,483.19
09/30/10          12,742.93             13,568.27           12,730.93              14,498.63
10/31/10          13,240.88             13,912.69           13,060.44              14,550.25
11/30/10          13,317.32             13,838.45           13,000.53              14,466.62
12/31/10          14,220.09             14,387.01           13,463.48              14,310.62
01/31/11          14,530.68             14,588.82           13,685.02              14,327.27
02/28/11          15,059.72             14,914.77           14,047.54              14,363.11
03/31/11          15,127.65             14,947.51           14,159.96              14,371.05
04/30/11          15,577.91             15,345.55           14,554.98              14,553.48
05/31/11          15,400.17             15,244.25           14,473.95              14,743.40
06/30/11          15,123.60             15,058.31           14,289.61              14,700.24
07/31/11          14,777.27             14,943.14           14,085.47              14,933.50
08/31/11          13,890.70             14,380.07           13,350.58              15,151.68
09/30/11          12,812.85             13,609.32           12,608.46              15,261.90
10/31/11          14,287.51             14,556.33           13,348.32              15,278.29
11/30/11          14,248.90             14,448.76           13,266.11              15,265.04
12/31/11          14,366.01             14,493.43           13,294.76              15,432.81
01/31/12          15,090.96             15,036.83           13,710.22              15,568.32
02/29/12          15,729.36             15,467.78           14,084.13              15,564.75
03/31/12          16,214.56             15,634.97           14,212.98              15,479.47
04/30/12          16,108.21             15,620.42           14,181.65              15,651.08
05/31/12          15,112.42             14,945.62           13,649.06              15,792.69
06/30/12          15,704.30             15,325.40           13,940.01              15,798.88
07/31/12          15,859.85             15,509.88           14,087.53              16,016.80
08/31/12          16,255.68             15,753.71           14,308.80              16,027.26
09/30/12          16,682.55             16,028.41           14,558.58              16,049.33
10/31/12          16,394.80             15,947.95           14,611.60              16,080.89
11/30/12          16,521.76             16,060.59           14,685.83              16,106.27
12/31/12          16,724.24             16,224.35           14,871.23              16,083.34
01/31/13          17,641.91             16,686.34           15,224.29              15,970.85
02/28/13          17,875.71             16,770.90           15,234.98              16,050.90
03/31/13          18,576.20             17,099.93           15,431.90              16,063.71
04/30/13          18,880.26             17,340.10           15,679.24              16,226.26
05/31/13          19,325.66             17,401.08           15,593.20              15,936.75
06/30/13          19,075.00             17,118.93           15,203.80              15,690.23
07/31/13          20,120.46             17,690.31           15,593.08              15,711.68
08/31/13          19,558.78             17,381.09           15,398.44              15,631.37
09/30/13          20,285.90             17,903.56           15,724.58              15,779.35
10/31/13          21,147.61             18,385.48           16,149.86              15,906.92
11/30/13          21,761.32             18,645.99           16,248.00              15,847.37

                                   [END CHART]

                    Data from 11/30/03 to 11/30/13.

                    See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

The graph on page 7 illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Moderate Fund to the following benchmarks:

o The unmanaged Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

================================================================================

8  | USAA CORNERSTONE MODERATE FUND

================================================================================

                              o TOP 10 HOLDINGS* o
                                 AS OF 11/30/13
                                (% of Net Assets)

iShares MSCI EAFE ETF** .................................................   8.3%
U.S. Treasury Note, 1.75%, 5/15/2022 ....................................   3.3%
iShares MSCI United Kingdom ETF** .......................................   3.1%
iShares Core S&P Mid-Cap ETF** ..........................................   2.7%
iShares Core MSCI Emerging Markets ETF** ................................   2.6%
iShares MSCI Hong Kong ETF** ............................................   2.1%
iShares MSCI Germany ETF** ..............................................   1.8%
Gilead Sciences, Inc. ...................................................   1.2%
OGE Energy Corp. ........................................................   0.9%
Oil Insurance Ltd. ......................................................   0.9%

 * Excludes money market instruments.

** The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 11-25.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                       o ASSET ALLOCATION -- 11/30/2013* o

                         [PIE CHART OF ASSET ALLOCATION]

INTERNATIONAL EQUITY SECURITIES                                            25.4%
U.S. EQUITY SECURITIES                                                     23.7%
CORPORATE OBLIGATIONS                                                      19.7%
MONEY MARKET INSTRUMENTS                                                    8.8%
COMMERCIAL MORTGAGE SECURITIES                                              8.6%
EURODOLLAR AND YANKEE OBLIGATIONS                                           6.6%
U.S. TREASURY SECURITIES                                                    3.8%
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES                            2.1%
GLOBAL REAL ESTATE EQUITY SECURITIES                                        0.4%
ASSET-BACKED SECURITIES                                                     0.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

Excludes options.

* The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

10  | USAA CORNERSTONE MODERATE FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
U.S. EQUITY SECURITIES (23.7%)

COMMON STOCKS (18.9%)

CONSUMER DISCRETIONARY (1.6%)
-----------------------------
AUTO PARTS & EQUIPMENT (0.4%)
    52,950   TRW Automotive  Holdings Corp.*                            $  4,109
                                                                        --------
CABLE & SATELLITE (0.2%)
    29,620   Comcast Corp."A"                                              1,477
                                                                        --------
DEPARTMENT STORES (0.2%)
    44,000   Kohl's Corp.                                                  2,432
                                                                        --------
HOME IMPROVEMENT RETAIL (0.1%)
    22,700   Lowe's Companies, Inc.                                        1,078
                                                                        --------
HOMEFURNISHING RETAIL (0.1%)
    11,510   Bed Bath & Beyond, Inc.*                                        898
                                                                        --------
MOVIES & ENTERTAINMENT (0.4%)
    58,400   Walt Disney Co.                                               4,120
                                                                        --------
SPECIALIZED CONSUMER SERVICES (0.2%)
    57,900   H&R Block, Inc.                                               1,615
                                                                        --------
             Total Consumer Discretionary                                 15,729
                                                                        --------
CONSUMER STAPLES (1.3%)
-----------------------
DRUG RETAIL (0.5%)
    47,530   CVS Caremark Corp.                                            3,183
    38,300   Walgreen Co.                                                  2,267
                                                                        --------
                                                                           5,450
                                                                        --------
HOUSEHOLD PRODUCTS (0.1%)
    14,000   Procter & Gamble Co.                                          1,179
                                                                        --------
HYPERMARKETS & SUPER CENTERS (0.3%)
    35,900   Wal-Mart Stores, Inc.                                         2,908
                                                                        --------
TOBACCO (0.4%)
    45,460   Philip Morris International, Inc.                             3,889
                                                                        --------
             Total Consumer Staples                                       13,426
                                                                        --------
ENERGY (2.0%)
-------------
INTEGRATED OIL & GAS (0.9%)
    13,330   Chevron Corp.                                                 1,632
    79,770   Occidental Petroleum Corp.                                    7,575
                                                                        --------
                                                                           9,207
                                                                        --------
OIL & GAS EQUIPMENT & SERVICES (0.2%)
    36,940   Halliburton Co.                                               1,946
                                                                        --------
OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    24,000   Anadarko Petroleum Corp.                                      2,132
    25,000   ConocoPhillips                                                1,820
   109,000   Marathon Oil Corp.                                            3,928
                                                                        --------
                                                                           7,880
                                                                        --------
OIL & GAS REFINING & MARKETING (0.1%)
    29,000   Valero Energy Corp.                                           1,326
                                                                        --------
             Total Energy                                                 20,359
                                                                        --------
FINANCIALS (2.9%)
-----------------
CONSUMER FINANCE (0.4%)
    55,000   Capital One Financial Corp.                                   3,940
                                                                        --------
DIVERSIFIED BANKS (0.3%)
    63,440   Wells Fargo & Co.                                             2,793
                                                                        --------
LIFE & HEALTH INSURANCE (0.2%)
    38,000   MetLife, Inc.                                                 1,983
                                                                        --------
MULTI-LINE INSURANCE (0.1%)
    23,000   American International Group, Inc.                            1,144
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
   100,233   Citigroup, Inc.                                            $  5,304
    42,000   JPMorgan Chase & Co.                                          2,403
                                                                        --------
                                                                           7,707
                                                                        --------
REGIONAL BANKS (0.6%)
    40,900   BB&T Corp.                                                    1,421
    33,030   CIT Group, Inc.                                               1,667
    40,500   PNC Financial Services Group, Inc.                            3,117
                                                                        --------
                                                                           6,205
                                                                        --------
SPECIALIZED FINANCE (0.5%)
    22,000   CME Group, Inc.                                               1,803
    17,850   IntercontinentalExchange Group, Inc.*                         3,807
                                                                        --------
                                                                           5,610
                                                                        --------
             Total Financials                                             29,382
                                                                        --------
HEALTH CARE (4.2%)
------------------
BIOTECHNOLOGY (1.2%)
   166,000   Gilead Sciences, Inc.*                                       12,419
                                                                        --------
HEALTH CARE DISTRIBUTORS (0.5%)
    77,100   Cardinal Health, Inc.                                         4,981
                                                                        --------
HEALTH CARE EQUIPMENT (0.1%)
    20,000   Medtronic, Inc.                                               1,146
                                                                        --------
HEALTH CARE SERVICES (0.2%)
    25,120   Express Scripts Holdings Co.*                                 1,692
                                                                        --------
LIFE SCIENCES TOOLS & SERVICES (0.2%)
    14,991   Thermo Fisher Scientific, Inc.                                1,512
                                                                        --------
MANAGED HEALTH CARE (0.1%)
    19,500   UnitedHealth Group, Inc.                                      1,452
                                                                        --------
PHARMACEUTICALS (1.9%)
   111,050   AbbVie, Inc.                                                  5,380
    18,500   Allergan, Inc.                                                1,796
    61,440   Johnson & Johnson                                             5,816
   188,100   Pfizer, Inc.                                                  5,968
                                                                        --------
                                                                          18,960
                                                                        --------
             Total Health Care                                            42,162
                                                                        --------
INDUSTRIALS (2.1%)
------------------
AEROSPACE & DEFENSE (0.9%)
     9,000   Boeing Co.                                                    1,208
    16,000   Raytheon Co.                                                  1,419
   132,300   Spirit AeroSystems Holdings, Inc."A"*                         4,319
    16,130   United Technologies Corp.                                     1,788
                                                                        --------
                                                                           8,734
                                                                        --------
AIR FREIGHT & LOGISTICS (0.3%)
    31,830   United Parcel Service, Inc."B"                                3,259
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    30,000   Republic Services, Inc.                                       1,047
                                                                        --------
INDUSTRIAL CONGLOMERATES (0.8%)
   305,490   General Electric Co.                                          8,144
                                                                        --------
             Total Industrials                                            21,184
                                                                        --------
INFORMATION TECHNOLOGY (4.4%)
-----------------------------
APPLICATION SOFTWARE (0.1%)
    25,600   Adobe Systems, Inc.*                                          1,454
                                                                        --------
COMMUNICATIONS EQUIPMENT (0.3%)
   136,456   Cisco Systems, Inc.                                           2,900
                                                                        --------
COMPUTER HARDWARE (1.2%)
    12,040   Apple, Inc.                                                   6,695
   216,000   Hewlett-Packard Co.                                           5,908
                                                                        --------
                                                                          12,603
                                                                        --------
COMPUTER STORAGE & PERIPHERALS (0.4%)
    62,000   SanDisk Corp.                                                 4,225
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    20,200   Visa, Inc."A"                                                 4,110
                                                                        --------
INTERNET SOFTWARE & SERVICES (0.4%)
     3,470   Google, Inc."A"*                                              3,677
                                                                        --------
SEMICONDUCTOR EQUIPMENT (0.1%)
    35,000   Applied Materials, Inc.                                         605
                                                                        --------
SEMICONDUCTORS (0.6%)
    50,100   Broadcom Corp."A"                                             1,337
   142,890   Intel Corp.                                                   3,406
    29,200   Texas Instruments, Inc.                                       1,256
                                                                        --------
                                                                           5,999
                                                                        --------

================================================================================

12  | USAA CORNERSTONE MODERATE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
SYSTEMS SOFTWARE (0.9%)
   185,880   Microsoft Corp.                                            $  7,087
    51,030   Oracle Corp.                                                  1,801
                                                                        --------
                                                                           8,888
                                                                        --------
             Total Information Technology                                 44,461
                                                                        --------
MATERIALS (0.2%)
----------------
PAPER PRODUCTS (0.2%)
    30,000   International Paper Co.                                       1,399
                                                                        --------
TELECOMMUNICATION SERVICES (0.2%)
---------------------------------
INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    61,400   CenturyLink, Inc.                                             1,885
                                                                        --------
             Total Common Stocks (cost: $146,842)                        189,987
                                                                        --------
PREFERRED STOCKS (1.5%)

CONSUMER STAPLES (1.1%)
-----------------------
AGRICULTURAL PRODUCTS (1.1%)
   188,000   CHS, Inc., Series B,
               7.88%, cumulative redeemable, perpetual                     5,386
    58,000   Dairy Farmers of America, Inc.,
               7.88%, cumulative redeemable, perpetual(a)                  6,194
                                                                        --------
                                                                          11,580
                                                                        --------
             Total Consumer Staples                                       11,580
                                                                        --------
ENERGY (0.2%)
-------------
OIL & GAS STORAGE & TRANSPORTATION (0.2%)
     1,900   Kinder Morgan G.P. Inc.,
               4.16%, cumulative redeemable(a)                             1,757
                                                                        --------
FINANCIALS (0.2%)
-----------------
OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        30   International Lease Finance Corp., 0.36%, perpetual(b)        1,920
                                                                        --------

--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/
SHARES
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE (0.0%)
    $1,000   Syncora Holdings Ltd.,
               6.88%, perpetual(b)                                             -
                                                                        --------
             Total Financials                                              1,920
                                                                        --------
             Total Preferred Stocks (cost: $15,113)                       15,257
                                                                        --------
EXCHANGE-TRADED FUNDS (3.3%)
   205,579   iShares Core S&P Mid-Cap ETF                                 26,814
    54,700   iShares Core S&P Small-Cap ETF                                5,907
                                                                        --------
             Total Exchange-Traded Funds (cost: $25,584)                  32,721
                                                                        --------
             Total U.S. Equity Securities (cost: $187,539)               237,965
                                                                        --------
INTERNATIONAL EQUITY SECURITIES (25.4%)

COMMON STOCKS (3.9%)

CONSUMER DISCRETIONARY (0.5%)
-----------------------------
AUTO PARTS & EQUIPMENT (0.2%)
    22,000   Magna International, Inc.                                     1,790
                                                                        --------
HOTELS,RESORTS & CRUISE LINES (0.2%)
    65,000   Carnival Corp.                                                2,347
                                                                        --------
SPECIALTY STORES (0.1%)
     7,500   Signet Jewelers Ltd.                                            576
                                                                        --------
             Total Consumer Discretionary                                  4,713
                                                                        --------
CONSUMER STAPLES (0.3%)
-----------------------
BREWERS (0.1%)
    10,000   Anheuser-Busch InBev N.V. ADR                                 1,021
                                                                        --------
PACKAGED FOODS & MEAT (0.2%)
    42,610   Unilever N.V.                                                 1,673
                                                                        --------
             Total Consumer Staples                                        2,694
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
ENERGY (0.3%)
-------------
OIL & GAS DRILLING (0.3%)
    61,500   Transocean Ltd.                                            $  3,098
                                                                        --------
FINANCIALS (0.2%)
-----------------
DIVERSIFIED BANKS (0.2%)
    30,000   HSBC Holdings plc ADR                                         1,683
                                                                        --------
HEALTH CARE (0.2%)
------------------
PHARMACEUTICALS (0.2%)
    29,000   Novartis AG ADR                                               2,295
                                                                        --------
INDUSTRIALS (0.9%)
------------------
ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    71,400   Eaton Corp. plc                                               5,188
                                                                        --------
RAILROADS (0.4%)
    27,400   Canadian Pacific Railway Ltd.                                 4,216
                                                                        --------
             Total Industrials                                             9,404
                                                                        --------
INFORMATION TECHNOLOGY (0.5%)
-----------------------------
SEMICONDUCTORS (0.5%)
   126,800   NXP Semiconductors N.V.*                                      5,389
                                                                        --------
MATERIALS (0.5%)
----------------
COMMODITY CHEMICALS (0.2%)
    22,000   LyondellBasell Industries N.V. "A"                            1,698
                                                                        --------
DIVERSIFIED METALS & MINING (0.3%)
    54,500   Rio Tinto plc ADR                                             2,891
                                                                        --------
             Total Materials                                               4,589
                                                                        --------
TELECOMMUNICATION SERVICES (0.5%)
---------------------------------
Wireless Telecommunication
SERVICES (0.5%)
    39,000   Rogers Communications, Inc."B"                                1,748
    99,400   Vodafone Group plc ADR                                        3,687
                                                                        --------
                                                                           5,435
                                                                        --------
             Total Telecommunication Services                              5,435
                                                                        --------
             Total Common Stocks (cost: $33,611)                          39,300
                                                                        --------
PREFERRED STOCKS (0.1%)

FINANCIALS (0.1%)
-----------------
REINSURANCE (0.1%)
     1,500   American Overseas Group Ltd., 7.50%, non-cumulative,
               perpetual, acquired 1/23/2007 - 3/09/2007;
               cost $1,533(b),(c)                                            375
                                                                        --------
             Total Preferred Stocks (cost: $1,533)                           375
                                                                        --------
EXCHANGE-TRADED FUNDS (21.4%)
    82,387   EGShares Emerging Markets Consumer ETF                        2,211
    80,000   iShares Core MSCI EAFE ETF                                    4,794
   529,494   iShares Core MSCI Emerging Markets ETF                       26,660
 1,256,497   iShares MSCI EAFE ETF                                        83,230
   590,975   iShares MSCI Germany ETF                                     18,054
   999,227   iShares MSCI Hong Kong ETF                                   20,734
   108,655   iShares MSCI Indonesia ETF                                    2,511
   133,979   iShares MSCI Malaysia ETF                                     2,110
    48,553   iShares MSCI Russia Capped ETF                                1,033
   486,184   iShares MSCI Singapore ETF                                    6,603
   194,653   iShares MSCI Taiwan ETF                                       2,799
    55,821   iShares MSCI Turkey ETF                                       3,127
 1,501,111   iShares MSCI United Kingdom ETF                              30,788
    34,497   SPDR S&P Emerging Markets SmallCap ETF                        1,620
    11,963   Vanguard FTSE Emerging Markets ETF                              496
    55,946   WisdomTree Emerging Markets Equity Income Fund                2,896

================================================================================

14  | USAA CORNERSTONE MODERATE FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER OF                                                                  VALUE
SHARES       SECURITY                                                      (000)
--------------------------------------------------------------------------------
    59,797   WisdomTree Emerging Markets SmallCap Dividend Fund         $  2,834
   137,541   WisdomTree India Earnings Fund                                2,292
                                                                        --------
             Total Exchange-Traded Funds (cost: $193,546)                214,792
                                                                        --------
             Total International Equity Securities (cost: $228,690)      254,467
                                                                        --------
PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.1%)

GOLD (1.3%)

AFRICAN GOLD COMPANIES (0.2%)
    55,356   AngloGold Ashanti Ltd. ADR                                      752
    98,700   Gold Fields Ltd. ADR                                            396
   130,000   Harmony Gold Mining Co. Ltd. ADR                                371
     9,675   Sibanye Gold Ltd. ADR                                            48
                                                                        --------
                                                                           1,567
                                                                        --------
AUSTRALIAN GOLD COMPANIES (0.1%)
    66,200   Newcrest Mining Ltd.                                            463
                                                                        --------
EUROPEAN GOLD COMPANIES (0.1%)
    12,600   Randgold Resources Ltd. ADR                                     891
                                                                        --------
NORTH AMERICAN GOLD COMPANIES (0.8%)
    10,500   Agnico-Eagle Mines Ltd.                                         289
    38,400   Alamos Gold, Inc.                                               493
    10,000   Allied Nevada Gold Corp.*                                        33
    46,200   AuRico Gold, Inc.                                               182
   215,000   B2Gold Corp.*                                                   449
    13,900   Barrick Gold Corp.                                              229
    79,000   Centerra Gold, Inc.                                             236
    95,000   Dundee Precious Metals, Inc.*                                   294
   103,900   Eldorado Gold Corp.                                             635
    33,800   Goldcorp, Inc.                                                  759
   164,000   IAMGOLD Corp.                                                   715
    80,400   Kinross Gold Corp.                                              379
    27,700   Newmont Mining Corp.                                            688
   188,700   Osisko Mining Corp.*                                            780
    35,000   Primero Mining Corp.*                                           185
    16,900   Royal Gold, Inc.                                                762
   353,130   Semafo, Inc.                                                    937
    45,800   Yamana Gold, Inc.                                               416
                                                                        --------
                                                                           8,461
                                                                        --------
SOUTH AMERICAN GOLD COMPANIES (0.1%)
    91,000   Compania de Minas Buenaventura S.A. ADR                       1,074
                                                                        --------
             Total Gold (cost: $19,580)                                   12,456
                                                                        --------
SILVER (0.2%)
    69,100   Pan American Silver Corp.                                       745
    24,300   Silver Wheaton Corp.                                            509
    53,000   Tahoe Resources, Inc.*                                          944
                                                                        --------
             Total Silver (cost: $2,509)                                   2,198
                                                                        --------
EXCHANGE-TRADED FUNDS (0.6%)
    52,025   SPDR Gold Shares*                                             6,279
                                                                        --------
             Total Exchange-Traded Funds (cost: $8,417)                    6,279
                                                                        --------
             Total Precious Metals and Commodity - Related Securities
               (cost: $30,506)                                            20,933
                                                                        --------
GLOBAL REAL ESTATE EQUITY SECURITIES (0.4%)

PREFERRED STOCKS (0.4%)

REITs - OFFICE (0.4%)
    67,000   CommonWealth REIT, 6.50%, perpetual                           1,415
   130,027   CommonWealth REIT, Series E, 7.25%,
               cumulative redeemable, perpetual                            2,970
                                                                        --------
             Total REITs - Office                                          4,385
                                                                        --------
             Total Preferred Stocks (cost: $4,885)                         4,385
                                                                        --------
             Total Global Real Estate Equity Securities
               (cost: $4,885)                                              4,385
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                   RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
             BONDS (38.9%)

             CORPORATE OBLIGATIONS (19.7%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             CASINOS & GAMING (0.0%)
   $   100   Seneca Nation of Indians Capital Improvements Auth.(a)     6.75%      12/01/2013      $    100
                                                                                                   --------
             PUBLISHING (0.1%)
       800   McGraw-Hill Global Education Holdings, LLC(a)              9.75        4/01/2021           892
                                                                                                   --------
             TEXTILES (0.0%)
       300   SIWF Merger Sub, Inc.(a)                                   6.25        6/01/2021           302
                                                                                                   --------
             Total Consumer Discretionary                                                             1,294
                                                                                                   --------
             ENERGY (3.6%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       800   Alta Mesa Holdings, LP                                     9.63       10/15/2018           860
       800   Fieldwood Energy, LLC(d)                                   8.38        9/30/2020           818
       900   Halcon Resources Corp.                                     8.88        5/15/2021           918
       800   Halcon Resources Corp.(a)                                  9.25        2/15/2022           824
       800   Midstates Petroleum Co., Inc. & Midstates
               Petroleum Co., LLC                                       9.25        6/01/2021           839
       800   Penn Virginia Corp.                                        8.50        5/01/2020           865
       800   Quicksilver Resources, Inc.(d)                             7.00        6/21/2019           784
       500   Rex Energy Corp.                                           8.88       12/01/2020           549
       800   Sabine Oil & Gas, LLC(d)                                   8.75       12/31/2018           807
       900   Samson Investment Co.(d)                                   6.00        9/25/2018           905
                                                                                                   --------
                                                                                                      8,169
                                                                                                   --------
             OIL & GAS REFINING & MARKETING (0.1%)
       900   Northern Tier Energy, LLC & Northern Tier Finance Corp.    7.13       11/15/2020           934
                                                                                                   --------
             OIL & GAS STORAGE & TRANSPORTATION (2.7%)
     5,000   DCP Midstream, LLC(a)                                      5.85        5/21/2043         4,669
     3,059   Enbridge Energy Partners, LP                               8.05       10/01/2037         3,439
     7,300   Energy Transfer Partners, LP(a)                            3.26(e)    11/01/2066         6,679
     4,000   Enterprise Products Operating, LLC                         7.00        6/01/2067         4,123
       800   Martin Midstream Partners, LP                              7.25        2/15/2021           818
       156   NuStar Logistics, LP                                       7.63        1/15/2043         4,043
     2,500   TEPPCO Partners, LP                                        7.00        6/01/2067         2,564
                                                                                                   --------
                                                                                                     26,335
                                                                                                   --------
             Total Energy                                                                            35,438
                                                                                                   --------

================================================================================

16  | USAA CORNERSTONE MODERATE FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                   RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
             FINANCIALS (11.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
   $ 8,000   State Street Capital Trust IV                              1.25%(e)    6/15/2037      $  6,252
                                                                                                   --------
             CONSUMER FINANCE (0.4%)
     3,500   American Express Co.                                       6.80        9/01/2066         3,732
                                                                                                   --------
             LIFE & HEALTH INSURANCE (2.5%)
       167   Delphi Financial Group, Inc.                               7.38        5/15/2037         4,191
     5,500   Lincoln National Corp.                                     7.00        5/17/2066         5,665
     2,000   Lincoln National Corp.                                     6.05        4/20/2067         2,000
     2,000   Principal Financial Global Fund, LLC                       0.76(e)     1/10/2031         1,758
     4,000   Prudential Financial, Inc.                                 5.63        6/15/2043         3,945
     1,000   Prudential Financial, Inc.                                 5.20        3/15/2044           963
     6,150   StanCorp Financial Group, Inc.                             6.90        6/01/2067         6,165
                                                                                                   --------
                                                                                                     24,687
                                                                                                   --------
             MULTI-LINE INSURANCE (2.1%)
     7,000   Genworth Holdings, Inc.                                    6.15       11/15/2066         6,256
     8,300   Glen Meadow Pass-Through Trust(a)                          6.51        2/12/2067         8,134
     6,670   Nationwide Mutual Insurance Co.(a)                         5.81       12/15/2024         6,804
                                                                                                   --------
                                                                                                     21,194
                                                                                                   --------
             MULTI-SECTOR HOLDINGS (0.3%)
     3,000   BNSF Funding Trust I                                       6.61       12/15/2055         3,296
                                                                                                   --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
     3,000   GE Capital Trust I                                         6.38       11/15/2067         3,248
     1,000   ILFC E-Capital Trust I(a)                                  5.35(e)    12/21/2065           895
     2,000   ILFC E-Capital Trust II(a)                                 6.25       12/21/2065         1,880
     2,100   JPMorgan Chase Capital XIII                                1.20(e)     9/30/2034         1,680
     4,500   JPMorgan Chase Capital XXI                                 1.19(e)     2/02/2037         3,397
                                                                                                   --------
                                                                                                     11,100
                                                                                                   --------
             PROPERTY & CASUALTY INSURANCE (2.8%)
     5,000   Allstate Corp.                                             5.75        8/15/2053         5,084
     5,800   AmTrust Financial Services, Inc.(a)                        6.13        8/15/2023         5,858
     4,875   HSB Group, Inc.                                            1.15(e)     7/15/2027         3,875
     6,000   Ironshore Holdings, Inc.(a)                                8.50        5/15/2020         6,924
     2,300   Progressive Corp.                                          6.70        6/15/2037         2,513
     1,000   RLI Corp.                                                  5.95        1/15/2014         1,001
     2,500   Travelers Companies, Inc.                                  6.25        3/15/2037         2,669
                                                                                                   --------
                                                                                                     27,924
                                                                                                   --------
             REGIONAL BANKS (1.8%)
     1,000   Allfirst Preferred Capital Trust                           1.74(e)     7/15/2029           830
       170   Citizens Funding Trust I                                   7.50        9/15/2066         4,345

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                   RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
   $ 1,000   Emigrant Bancorp, Inc.(a)                                  6.25%       6/15/2014      $  1,025
       700   First Hawaiian Capital I                                   8.34        7/01/2027           714
     2,850   First Maryland Capital Trust I                             1.24(e)     1/15/2027         2,394
     2,500   First Tennessee Bank, N.A.                                 5.65        4/01/2016         2,705
     2,400   Fulton Capital Trust I                                     6.29        2/01/2036         2,335
     2,000   Huntington Capital Trust II "B"                            0.88(e)     6/15/2028         1,650
       500   M&T Capital Trust I                                        8.23        2/01/2027           508
     2,000   Manufacturers & Traders Trust Co.                          5.63       12/01/2021         2,095
                                                                                                   --------
                                                                                                     18,601
                                                                                                   --------
             REINSURANCE (0.2%)
     1,500   Alterra USA Holdings Ltd.(a)                               7.20        4/14/2017         1,660
                                                                                                   --------
             REITs - RETAIL (0.1%)
     1,000   Brixmor, LLC                                               7.68       11/02/2026         1,004
                                                                                                   --------
             Total Financials                                                                       119,450
                                                                                                   --------
             INDUSTRIALS (0.4%)
             ------------------
             AEROSPACE & DEFENSE (0.3%)
     3,000   Textron Financial Corp.(a)                                 6.00        2/15/2067         2,678
                                                                                                   --------
             AIRLINES (0.1%)
       852   America West Airlines, Inc. Pass-Through Trust (INS)       7.93        1/02/2019           912
       285   Continental Airlines, Inc. "B" Pass-Through Trust          6.25        4/11/2020           297
                                                                                                   --------
                                                                                                      1,209
                                                                                                   --------
             Total Industrials                                                                        3,887
                                                                                                   --------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
       126   Qwest Corp.                                                7.50        9/15/2051         3,210
                                                                                                   --------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
       100   MetroPCS Wireless, Inc.(a)                                 6.25        4/01/2021           104
                                                                                                   --------
             Total Telecommunication Services                                                         3,314
                                                                                                   --------
             UTILITIES (3.4%)
             ----------------
             ELECTRIC UTILITIES (1.6%)
     5,700   Enel S.p.A.(a)                                             8.75        9/24/2073         6,220
     1,800   NextEra Energy Capital Holdings, Inc.                      6.35       10/01/2066         1,810
     1,750   NextEra Energy Capital Holdings, Inc.                      6.65        6/15/2067         1,795
     2,150   NextEra Energy Capital Holdings, Inc.                      7.30        9/01/2067         2,354
     3,012   PPL Capital Funding, Inc.                                  6.70        3/30/2067         3,041
     1,850   Texas Competitive Electric Holdings Co., LLC(d)            4.73       10/10/2017         1,284
                                                                                                   --------
                                                                                                     16,504
                                                                                                   --------

================================================================================

18  | USAA CORNERSTONE MODERATE FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                   RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
             MULTI-UTILITIES (1.8%)
   $ 2,500   Dominion Resources, Inc.                                   7.50%       6/30/2066      $  2,691
     2,900   Dominion Resources, Inc.                                   2.55(e)     9/30/2066         2,720
     3,342   Integrys Energy Group, Inc.                                6.11       12/01/2066         3,373
     5,825   Puget Sound Energy, Inc.                                   6.97        6/01/2067         5,966
     3,000   Wisconsin Energy Corp.                                     6.25        5/15/2067         3,073
                                                                                                   --------
                                                                                                     17,823
                                                                                                   --------
             Total Utilities                                                                         34,327
                                                                                                   --------
             Total Corporate Obligations (cost: $180,510)                                           197,710
                                                                                                   --------
             EURODOLLAR AND YANKEE OBLIGATIONS (6.6%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
     1,125   JBS S.A.                                                  10.50        8/04/2016         1,269
                                                                                                   --------
             ENERGY (0.6%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     5,544   TransCanada Pipelines Ltd.                                 6.35        5/15/2067         5,763
                                                                                                   --------
             FINANCIALS (4.6%)
             -----------------
             DIVERSIFIED BANKS (2.0%)
       350   Barclays Bank plc                                          0.56(e)             -(f)        203
     8,030   Barclays Bank plc                                          0.65(e)             -(f)      4,778
       500   Barclays Bank plc                                          0.69(e)             -(f)        290
       900   Barclays Bank plc(a)                                       7.70                -(f)        986
       600   Compass Bank                                               6.40       10/01/2017           656
     2,000   HSBC Bank plc                                              0.60(e)             -(f)      1,255
     9,500   HSBC Bank plc                                              0.63(e)             -(f)      5,890
     1,000   LBI hf, acquired 10/12/2007; cost $1,000(a),(b),(c),(g)    7.43                -(f)          -
     1,800   Lloyds TSB Bank plc                                        0.49(e)             -(f)      1,075
     4,300   Royal Bank of Scotland Group plc                           9.50        3/16/2022         5,030
                                                                                                   --------
                                                                                                     20,163
                                                                                                   --------
             LIFE & HEALTH INSURANCE (0.5%)
     4,750   Great-West Life & Annuity Insurance Capital, LP(a)         7.15        5/16/2046         4,916
                                                                                                   --------
             PROPERTY & CASUALTY INSURANCE (1.5%)
     9,600   Oil Insurance Ltd.(a)                                      3.23(e)             -(f)      8,742
     6,130   QBE Capital Funding III Ltd.(a)                            7.25        5/24/2041         6,507
                                                                                                   --------
                                                                                                     15,249
                                                                                                   --------
             REGIONAL BANKS (0.0%)
     2,000   Glitnir Banki hf, acquired 9/11/2006 - 10/18/2006;
               cost $2,034(a),(b),(c),(g)                               7.45                -(f)          -
                                                                                                   --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                   RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
             REINSURANCE (0.6%)
   $ 1,500   Platinum Underwriters Finance, Inc.                       7.50%        6/01/2017      $  1,699
     4,000   Swiss Re Capital I, LP(a)                                 6.85                 -(f)      4,260
                                                                                                   --------
                                                                                                      5,959
                                                                                                   --------
             Total Financials                                                                        46,287
                                                                                                   --------
             INDUSTRIALS (0.5%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.4%)
     4,050   Hutchison Whampoa International Ltd.(a)                   6.00                 -(f)      4,303
                                                                                                   --------
             MARINE (0.1%)
       800   Navios Maritime Holdings, Inc.(a)                         7.38         1/15/2022           806
                                                                                                   --------
             Total Industrials                                                                        5,109
                                                                                                   --------
             MATERIALS (0.3%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
     1,000   Cemex Espana Luxembourg(a)                                9.88         4/30/2019         1,134
                                                                                                   --------
             DIVERSIFIED METALS & MINING (0.1%)
       800   Vedanta Resources plc(a)                                  6.00         1/31/2019           772
                                                                                                   --------
             GOLD (0.1%)
     1,100   St. Barbara Ltd.(a)                                       8.88         4/15/2018           929
                                                                                                   --------
             Total Materials                                                                          2,835
                                                                                                   --------
             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
     4,500   Electricite De France S.A.(a)                             5.25                 -(f)      4,454
                                                                                                   --------
             Total Eurodollar and Yankee Obligations (cost: $63,743)                                 65,717
                                                                                                   --------
             ASSET-BACKED SECURITIES (0.2%)

             FINANCIALS (0.2%)
             -----------------
             ASSET-BACKED FINANCING (0.2%)
     2,000   SLC Student Loan Trust                                    0.69(e)      7/15/2036         1,612
       680   SLM Student Loan Trust                                    0.79(e)     10/25/2038           601
                                                                                                   --------
                                                                                                      2,213
                                                                                                   --------
             Total Financials                                                                         2,213
                                                                                                   --------
             Total Asset-Backed Securities (cost: $2,044)                                             2,213
                                                                                                   --------
             COMMERCIAL MORTGAGE SECURITIES (8.6%)

             FINANCIALS (8.6%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (8.6%)
     1,000   Banc of America Commercial Mortgage, Inc.                 5.29        11/10/2042         1,025
     3,238   Banc of America Commercial Mortgage, Inc.                 6.06         7/10/2044         3,335

================================================================================

20  | USAA CORNERSTONE MODERATE FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                   RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
   $ 3,000   Banc of America Commercial Mortgage, Inc.                 5.96%        5/10/2045      $  3,153
     2,700   Banc of America Commercial Mortgage, Inc.                 5.46         9/10/2045         2,878
     1,000   Banc of America Commercial Mortgage, Inc.                 5.42        10/10/2045           997
     3,321   Banc of America Commercial Mortgage, Inc.(a)              5.94         9/10/2047         3,483
     4,000   Banc of America Commercial Mortgage, Inc.                 6.25         2/10/2051         4,166
     2,000   BCRR Trust(a)                                             5.86         7/17/2040         2,191
       400   Bear Stearns Commercial Mortgage Securities, Inc.         5.49        12/11/2040           369
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.         5.21         2/11/2041         2,018
       800   Bear Stearns Commercial Mortgage Securities, Inc.(a)      5.66         9/11/2041           772
       900   Bear Stearns Commercial Mortgage Securities, Inc.         5.60        10/12/2041           850
     3,200   Bear Stearns Commercial Mortgage Securities, Inc.         4.99         9/11/2042         3,333
       900   Citigroup Commercial Mortgage Trust                       5.78         3/15/2049           925
     3,000   Commercial Mortgage Loan Trust                            6.21        12/10/2049         3,175
     1,000   Commercial Mortgage Loan Trust(a)                         5.54        12/11/2049         1,101
     7,400   Credit Suisse Commercial Mortgage
               Pass-Through Trust                                      0.36         2/15/2040         5,537
     1,000   Credit Suisse First Boston Mortgage
               Securities Corp.(a)                                     5.02         1/15/2037           997
     4,000   GE Capital Commercial Mortgage Corp.                      5.28         3/10/2044         3,866
     1,000   GE Capital Commercial Mortgage Corp.                      5.33        11/10/2045           225
     1,900   GE Capital Commercial Mortgage Corp.                      5.61        12/10/2049         1,942
     2,000   GMAC Commercial Mortgage Securities, Inc.                 4.97        12/10/2041         1,896
       500   GMAC Commercial Mortgage Securities, Inc.                 4.98        12/10/2041           342
     1,000   GMAC Commercial Mortgage Securities, Inc.                 4.81         5/10/2043           971
     2,850   GS Mortgage Securities Corp. II                           5.63         4/10/2038         2,872
     1,000   GS Mortgage Securities Corp. II                           5.93         8/10/2038           994
     1,000   GS Mortgage Securities Corp. II                           4.78         7/10/2039         1,012
     4,500   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.04        10/15/2042         4,610
     3,210   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.57         4/15/2043         3,296
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.36        12/15/2044         1,045
     1,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                        5.36        12/15/2044         1,023
       900   LB-UBS Commercial Mortgage Trust                          5.28         2/15/2041           895
     3,837   Merrill Lynch Mortgage Trust                              5.14         7/12/2038         4,004
     1,000   Merrill Lynch Mortgage Trust                              5.36         7/12/2038           957
       400   Merrill Lynch Mortgage Trust                              5.39         7/12/2038           355
     4,000   Merrill Lynch Mortgage Trust                              5.87         5/12/2039         4,040
     2,500   Merrill Lynch Mortgage Trust                              5.01        10/12/2041         2,530
     1,000   ML-CFC Commercial Mortgage Trust                          5.42         8/12/2048         1,056
     1,500   ML-CFC Commercial Mortgage Trust                          5.89         8/12/2049         1,553
       460   ML-CFC Commercial Mortgage Trust                          5.86         9/12/2049           519

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                   RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
   $   878   Morgan Stanley Capital I, Inc.                            5.15%        8/13/2042      $    903
       723   Morgan Stanley Capital I, Inc.                            5.17         8/13/2042           733
       900   Morgan Stanley Capital I, Inc.                            5.50         3/12/2044           924
     3,150   Wachovia Bank Commercial Mortgage Trust                   5.72         5/15/2043         3,296
       500   Wachovia Bank Commercial Mortgage Trust(a)                4.99         5/15/2044           471
                                                                                                   --------
                                                                                                     86,635
                                                                                                   --------
             Total Financials                                                                        86,635
                                                                                                   --------
             Total Commercial Mortgage Securities (cost: $79,003)                                    86,635
                                                                                                   --------

             U.S. TREASURY SECURITIES (3.8%)

             NOTES (3.8%)
     1,350   1.63%, 11/15/2022                                                                        1,246
     3,750   1.63%, 8/15/2022                                                                         3,483
    34,750   1.75%, 5/15/2022                                                                        32,846
       690   2.00%, 2/15/2023                                                                           654
                                                                                                   --------
                                                                                                     38,229
                                                                                                   --------
             Total U.S. Treasury Securities (cost: $40,615)                                          38,229
                                                                                                   --------
             Total Bonds (cost: $365,915)                                                           390,504
                                                                                                   --------

             MONEY MARKET INSTRUMENTS (8.8%)

             COMMERCIAL PAPER (5.8%)

             ENERGY (2.9%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
      2,771  Canadian Natural Resources Ltd.(a),(h)                    0.28        12/10/2013         2,771
      6,529  Talisman Energy, Inc.(a),(h)                              0.63        12/04/2013         6,529
      3,001  Talisman Energy, Inc.(a),(h)                              0.60        12/11/2013         3,000
                                                                                                   --------
                                                                                                     12,300
                                                                                                   --------
             OIL & GAS STORAGE & TRANSPORTATION (1.7%)
      6,801  Enbridge Energy Partners, LP(a),(h)                       0.26        12/19/2013         6,800
      5,787  Enterprise Products Operating, LLC(a),(h)                 0.22        12/09/2013         5,787
      3,729  Spectra Energy Partners, LP(a),(h)                        0.30        12/05/2013         3,729
                                                                                                   --------
                                                                                                     16,316
                                                                                                   --------
             Total Energy                                                                            28,616
                                                                                                   --------
             MATERIALS (1.1%)
             ----------------
             PAPER PRODUCTS (0.8%)
      7,648  Georgia-Pacific, LLC(a),(h)                               0.20        12/03/2013         7,648
                                                                                                   --------
             SPECIALTY CHEMICALS (0.3%)
      3,559  Albemarle Corp.(a),(h)                                    0.20        12/17/2013         3,558
                                                                                                   --------
             Total Materials                                                                         11,206
                                                                                                   --------

================================================================================

22  | USAA CORNERSTONE MODERATE FUND

================================================================================

-----------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                            MARKET
AMOUNT                                                                 COUPON                         VALUE
(000)        SECURITY                                                   RATE        MATURITY          (000)
-----------------------------------------------------------------------------------------------------------
             UTILITIES (1.8%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
   $ 9,000   OGE Energy Corp.(a),(h)                                   0.20%       12/06/2013      $  9,000
                                                                                                   --------
             GAS UTILITIES (0.9%)
     6,240   AGL Capital Corp.(a),(h)                                  0.19        12/02/2013         6,240
     2,429   AGL Capital Corp.(a),(h)                                  0.20        12/09/2013         2,429
                                                                                                   --------
                                                                                                      8,669
                                                                                                   --------
             Total Utilities                                                                         17,669
                                                                                                   --------
             Total Commercial Paper (cost: $57,491)                                                  57,491
                                                                                                   --------

-----------------------------------------------------------------------------------------------------------
NUMBER OF
SHARES
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (3.0%)
30,214,098   State Street Institutional Liquid Reserve Fund, 0.07%(i) (cost: $30,214)                30,214
                                                                                                   --------
             Total Money Market Instruments (cost: $87,705)                                          87,705
                                                                                                   --------

             TOTAL INVESTMENTS (COST: $905,240)                                                    $995,959
                                                                                                   ========

-----------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
-----------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.1%)
     6,420   Put - iShares MSCI EAFE ETF expiring January 18, 2014 at 61                                141
     1,750   Put - iShares MSCI Emerging Markets expiring January 18, 2014 at 41                        150
     1,225   Put - iShares MSCI Emerging Markets expiring January 18, 2014 at 38                         32
       430   Put - S&P 500 Index expiring January 18, 2014 at 1640                                      178
       431   Put - S&P 500 Index expiring January 18, 2014 at 1730                                      502
                                                                                                   --------

             TOTAL PURCHASED OPTIONS (COST: $2,097)                                                $  1,003
                                                                                                   ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------
($ IN 000s)                                         VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS           TOTAL
------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                            $189,987            $      -         $    -        $189,987
  Preferred Stocks                                -              13,337          1,920          15,257
  Exchange-Traded Funds                      32,721                   -              -          32,721

International Equity Securities:
  Common Stocks                              39,300                   -              -          39,300
  Preferred Stocks                                -                   -            375             375
  Exchange-Traded Funds                     214,792                   -              -         214,792

Precious Metals And Commodity-Related
  Securities:
  Gold                                       12,456                   -              -          12,456
  Silver                                      2,198                   -              -           2,198
  Exchange-Traded Funds                       6,279                   -              -           6,279

Global Real Estate Equity Securities:
  Preferred Stocks                            1,415               2,970              -           4,385

Bonds:
  Corporate Obligations                           -             197,710              -         197,710
  Eurodollar and Yankee Obligations               -              65,717              -          65,717
  Asset-Backed Securities                         -               2,213              -           2,213
  Commercial Mortgage Securities                  -              86,635              -          86,635
  U.S. Treasury Securities                   38,229                   -              -          38,229

Money Market Instruments:
  Commercial Paper                                -              57,491              -          57,491
  Money Market Funds                         30,214                   -              -          30,214

Purchased Options                             1,003                   -              -           1,003
------------------------------------------------------------------------------------------------------
Total                                      $568,594            $426,073         $2,295        $996,962
------------------------------------------------------------------------------------------------------

================================================================================

24  | USAA CORNERSTONE MODERATE FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------
                                                                          PREFERRED
                                                                             STOCKS
-----------------------------------------------------------------------------------
Balance as of May 31, 2013                                                   $2,295
Purchases                                                                         -
Sales                                                                             -
Transfers into Level 3                                                            -
Transfers out of Level 3                                                          -
Net realized gain (loss) on investments                                           -
Change in net unrealized appreciation/depreciation of investments                 -
-----------------------------------------------------------------------------------
Balance as of November 30, 2013                                              $2,295
-----------------------------------------------------------------------------------

For the period of June 1, 2013, through November 30, 2013, common stock with a fair value of $565,000 was transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, the security had an adjustment to its foreign market closing price to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. Investments in foreign securities were 34.4% of net assets at November 30, 2013. A category percentage of 0.0% represents less than 0.1% of net assets.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average

================================================================================

26  | USAA CORNERSTONE MODERATE FUND

================================================================================

    life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
    REIT   Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

     (b) Security was fair valued at November 30, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,295,000, which represented 0.2% of net assets of the Fund.

     (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at November 30, 2013, was $375,000, which represented less than 0.1% of the Fund's net assets.

     (d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at November 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

     (e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2013.

     (f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

     (g) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

28  | USAA CORNERSTONE MODERATE FUND

================================================================================

     (h) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

     (i) Rate represents the money market fund annualized seven-day yield at November 30, 2013.

       * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $905,240)       $  995,959
  Purchased options, at market value (cost of $2,097)                      1,003
  Cash                                                                       858
  Receivables:
    Capital shares sold                                                    1,908
    USAA Asset Management Company (Note 5C)                                   84
    Dividends and interest                                                 4,287
    Securities sold                                                        1,440
                                                                      ----------
      Total assets                                                     1,005,539
                                                                      ----------
LIABILITIES
  Payables:
    Securities purchased                                                   1,178
    Capital shares redeemed                                                  593
  Accrued management fees                                                    586
  Accrued transfer agent's fees                                               32
  Other accrued expenses and payables                                        101
                                                                      ----------
      Total liabilities                                                    2,490
                                                                      ----------
        Net assets applicable to capital shares outstanding           $1,003,049
                                                                      ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $  933,916
  Accumulated undistributed net investment income                          3,449
  Accumulated net realized loss on investments and options               (23,941)
  Net unrealized appreciation of investments and options                  89,625
                                                                      ----------
        Net assets applicable to capital shares outstanding           $1,003,049
                                                                      ==========
  Capital shares outstanding, unlimited number of shares authorized,
    no par value                                                          67,335
                                                                      ==========
  Net asset value, redemption price, and offering price per share     $    14.90
                                                                      ==========

See accompanying notes to financial statements.

================================================================================

30  | USAA CORNERSTONE MODERATE FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $30)                       $ 6,637
  Interest                                                                11,183
                                                                         -------
    Total income                                                          17,820
                                                                         -------
EXPENSES
  Management fees                                                          3,449
  Administration and servicing fees                                          722
  Transfer agent's fees                                                    1,434
  Custody and accounting fees                                                113
  Postage                                                                     54
  Shareholder reporting fees                                                  45
  Trustees' fees                                                               7
  Registration fees                                                           22
  Professional fees                                                           54
  Other                                                                        9
                                                                         -------
      Total expenses                                                       5,909
  Expenses reimbursed                                                     (1,098)
                                                                         -------
      Net expenses                                                         4,811
                                                                         -------
NET INVESTMENT INCOME                                                     13,009
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND OPTIONS
  Net realized gain (loss) on:
    Unaffiliated transactions                                             12,328
    Affiliated transactions (Note 7)                                        (233)
    Options                                                               (4,318)
  Change in net unrealized appreciation/depreciation of:
    Investments                                                           21,699
    Options                                                               (2,082)
                                                                         -------
      Net realized and unrealized gain                                    27,394
                                                                         -------
  Increase in net assets resulting from operations                       $40,403
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended November 30, 2013 (unaudited), and year ended
May 31, 2013

-------------------------------------------------------------------------------------
                                                              11/30/2013    5/31/2013
-------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $   13,009    $  24,519
  Net realized gain on investments                                12,095       32,789
  Net realized loss on foreign currency transactions                   -           (1)
  Net realized loss on options                                    (4,318)     (20,130)
  Net realized gain on futures transactions                            -          840
  Change in net unrealized appreciation/depreciation of:
    Investments                                                   21,699       72,393
    Options                                                       (2,082)       1,343
    Futures contracts                                                  -         (636)
                                                              -----------------------
      Increase in net assets resulting
        from operations                                           40,403      111,117
                                                              -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (13,154)     (24,391)
                                                              -----------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      102,329      227,676
  Reinvested dividends                                            13,049       24,181
  Cost of shares redeemed                                        (84,406)    (159,792)
                                                              -----------------------
    Increase in net assets from capital share transactions        30,972       92,065
                                                              -----------------------
  Net increase in net assets                                      58,221      178,791
NET ASSETS
  Beginning of period                                            944,828      766,037
                                                              -----------------------
  End of period                                               $1,003,049    $ 944,828
                                                              =======================
Accumulated undistributed net investment income:
  End of period                                               $    3,449    $   3,594
                                                              =======================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      7,069       16,285
  Shares issued for dividends reinvested                             914        1,768
  Shares redeemed                                                 (5,834)     (11,470)
                                                              -----------------------
    Increase in shares outstanding                                 2,149        6,583
                                                              =======================

See accompanying notes to financial statements.

================================================================================

32  | USAA CORNERSTONE MODERATE FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a high total return.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider

================================================================================

34  | USAA CORNERSTONE MODERATE FUND

================================================================================

        such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

     3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

     4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

     5. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

     6. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     7. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

     8. Repurchase agreements are valued at cost, which approximates market value.

     9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

36  | USAA CORNERSTONE MODERATE FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note 1A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A7, and commercial paper which is valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers and quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's statement of assets and liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's statement of assets and liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security

================================================================================

38  | USAA CORNERSTONE MODERATE FUND

================================================================================

   acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

   In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF NOVEMBER 30, 2013* (IN THOUSANDS)

                                  ASSET DERIVATIVES              LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------------
                             STATEMENT OF                    STATEMENT OF
DERIVATIVES NOT ACCOUNTED    ASSETS AND                      ASSETS AND
FOR AS HEDGING               LIABILITIES                     LIABILITIES
INSTRUMENTS                  LOCATION           FAIR VALUE   LOCATION              FAIR VALUE
---------------------------------------------------------------------------------------------
Equity contracts             Purchased           $1,003         --                     --
                             options; Net
                             unrealized
                             appreciation of
                             investments
                             and options
---------------------------------------------------------------------------------------------

*For open derivative instruments as of November 30, 2013, see the portfolio of investments, which also is indicative of activity for the six-month period ended November 30, 2013.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2013 (IN THOUSANDS)

DERIVATIVES
NOT ACCOUNTED      STATEMENT OF                           CHANGE IN UNREALIZED
FOR AS HEDGING     OPERATIONS           REALIZED LOSS     DEPRECIATION
INSTRUMENTS        LOCATION             ON DERIVATIVES    ON DERIVATIVES
-------------------------------------------------------------------------------
Equity contracts   Net realized            $(4,318)          $(2,082)
                   loss on options/
                   Change in net
                   unrealized appreciation/
                   depreciation of options
-------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

   1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

================================================================================

40  | USAA CORNERSTONE MODERATE FUND

================================================================================

   2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
   Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

H. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended November 30, 2013, there were no custodian and other bank credits.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fee rate remains unchanged from September 30, 2012, to September 30, 2013. The facility fees are allocated among the Funds based on their respective average net assets for the period.

================================================================================

42  | USAA CORNERSTONE MODERATE FUND

================================================================================

For the six-month period ended November 30, 2013, the Fund paid CAPCO facility fees of $3,000, which represents 1.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2014, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At May 31, 2013, the Fund had pre-enactment capital loss carryforwards of $27,997,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire in 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended November 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2013, were $264,731,000 and $285,228,000, respectively.

As of November 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2013, were $113,576,000 and $23,951,000, respectively, resulting in net unrealized appreciation of $89,625,000.

For the six-month period ended November 30, 2013, transactions in written call and put options* were as follows:

                                                                      PREMIUMS
                                                      NUMBER OF       RECEIVED
                                                      CONTRACTS         (000'S)
                                                      ------------------------
Outstanding May 31, 2013                                 2,175         $ 3,415
Options written                                         14,024           1,057
Options terminated in closing
  purchase transactions                                (11,474)         (4,375)
Options expired                                         (4,725)            (97)
                                                      ------------------------
Outstanding at November 30, 2013                             -         $     -
                                                      ========================

*Refer to Note 1C for a discussion of derivative instruments and how they are accounted for in the Fund's financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is also authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the period ended November 30, 2013, there are no subadvisers.

================================================================================

44  | USAA CORNERSTONE MODERATE FUND

================================================================================

The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Balanced Funds Index over the performance period. The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds in the Lipper Balanced Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
----------------------------------------------------------------------------
+/- 1.00% to 4.00%                +/- 0.04%
+/- 4.01% to 7.00%                +/- 0.05%
+/- 7.01% and greater             +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Balanced Funds Index over that period, even if the Fund had overall negative returns during the performance period.

For the six-month period ended November 30, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $3,449,000, which included a (0.03)% performance adjustment of $(159,000).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $722,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2013, the Fund reimbursed the Manager $13,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through October 1, 2014, to limit the annual expenses of the Fund to 1.00% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through October 1, 2014, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended November 30, 2013, the Fund incurred reimbursable expenses of $1,098,000, of which $84,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts held with such intermediaries. For the six-month period ended November 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,434,000.

================================================================================

46  | USAA CORNERSTONE MODERATE FUND

================================================================================

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended November 30, 2013, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA Funds at the then-current market price with no brokerage commissions incurred.

                                                                           NET REALIZED
                                                              COST TO     GAIN (LOSS) TO
      SELLER                       PURCHASER                 PURCHASER         SELLER
----------------------------------------------------------------------------------------
USAA Cornerstone              USAA First Start
  Moderate Fund                 Growth Fund                 $2,369,000      $(176,000)
USAA Cornerstone              USAA Cornerstone Moderately
  Moderate Fund                 Conservative Fund                9,000         (1,000)
USAA Cornerstone
  Moderate Fund               USAA Real Return Fund            810,000        (56,000)
USAA Income Stock             USAA Cornerstone
  Fund                          Moderate Fund                   35,000          9,000
USAA Cornerstone
Moderately Conservative       USAA Cornerstone
  Fund                          Moderate Fund                    9,000             (-)*
USAA Real Return              USAA Cornerstone
  Fund                          Moderate Fund                  125,000             (-)*
USAA Cornerstone              USAA Cornerstone
  Aggressive Fund               Moderate Fund                    3,000             (-)*

*Represents less than $500.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                              NOVEMBER 30,                     YEAR ENDED MAY 31,
                             -----------------------------------------------------------------------
                                   2013         2013        2012        2011        2010        2009
                             -----------------------------------------------------------------------
Net asset value at
  beginning of period        $    14.49     $  13.07    $  14.29    $  12.26    $  10.08    $  14.01
                             -----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .20          .40         .40         .38         .47         .43
  Net realized and
    unrealized gain(loss)           .41         1.42       (1.22)       2.05        2.18       (3.95)
                             -----------------------------------------------------------------------
Total from investment
  operations                        .61         1.82        (.82)       2.43        2.65       (3.52)
                             -----------------------------------------------------------------------
Less distributions from:
  Net investment income            (.20)        (.40)       (.40)       (.40)       (.47)       (.41)
  Realized capital gains              -            -           -           -           -        (.00)(a)
                             -----------------------------------------------------------------------
Total distributions                (.20)        (.40)       (.40)       (.40)       (.47)       (.41)
                             -----------------------------------------------------------------------
Net asset value at
  end of period              $    14.90     $  14.49    $  13.07    $  14.29    $  12.26    $  10.08
                             =======================================================================
Total return (%)*                  4.27        14.17       (5.70)      20.21       26.63      (25.13)
Net assets at
  end of period (000)        $1,003,049     $944,828    $766,037    $785,016    $592,088    $449,984
Ratios to average
  net assets:**
  Expenses (%)(b)                  1.00(c)      1.00        1.00        1.00        1.00        1.00
  Expenses, excluding
    reimbursements (%)(b)          1.23(c)      1.30        1.38        1.36        1.38        1.42
  Net investment income (%)        2.70(c)      2.87        3.03        2.92        3.95        4.12
Portfolio turnover (%)               29           66(d)      119(d)      145         110         115

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended November 30, 2013, average net assets were
    $960,115,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects increased trading activity due to asset allocation changes.

================================================================================

48  | USAA CORNERSTONE MODERATE FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2013, through November 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  49

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                    BEGINNING            ENDING             DURING PERIOD*
                                  ACCOUNT VALUE       ACCOUNT VALUE         JUNE 1, 2013 -
                                   JUNE 1, 2013      NOVEMBER 30, 2013     NOVEMBER 30, 2013
                                  ----------------------------------------------------------
Actual                              $1,000.00           $1,042.71               $5.12

Hypothetical
 (5% return before expenses)         1,000.00            1,020.05                5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.27% for the six-month period of June 1, 2013, through November 30, 2013.

================================================================================

50  | USAA CORNERSTONE MODERATE FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Jefferson C. Boyce
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA         WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   27804-0114                                (C)2014, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2013

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  DANIEL J. MAVICO, Assistant Secretary

Date:     01/27/2014
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     01/27/2014
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     01/27/2014
         ------------------------------

*Print the name and title of each signing officer under his or her signature.